April 5, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   MSS Series Trust

Post-Effective Amendment Nos. 77, 78 and 79 to the Registration Statement on Form N-1A

(File No. 333-135714, CIK No. 0001368578)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by MSS Series Trust (the “Trust”), on behalf of the One Rock Fund and Parvin Hedged Equity Solari World Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment Nos. 77, 78 and 79 to the Trust's registration statement on Form N-1A (the "Amendment").  The text of the Amendments was filed electronically with the Securities and Exchange Commission on March 28, 2024 and March 29, 2024.

Questions related to this filing should be directed to Andrew Davalla of Thompson Hine LLP at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla